SCHEDULE OF TAX LOSS CARRY FORWARDS FOR PRC INCOME TAX PURPOSE (Details) ¥ in Thousands	Dec. 31, 2025 CNY (¥)
Income Tax Disclosure [Abstract]
2026	¥ 339,156
2027	328,457
2028	176,069
2029	225,616
2030	420,323
Then thereafter	607,277
Total	¥ 2,096,898